Adoption of New Accounting Standards - Measurement Impact on Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Adjustment to Opening Retained Earnings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Carrying amount	$ (43,694)
IAS 39
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Carrying amount	(1,552,674)
Restated for IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Carrying amount	(1,508,767)
Bonds | Adjustment to Opening Retained Earnings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Carrying amount	$ 213
Bonds | IAS 39
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Available-for-sale
Carrying amount	$ 115,343
Bonds | Restated for IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	FVOCI
Carrying amount	$ 115,343
Funds | IAS 39
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Available-for-sale
Carrying amount	$ 7,045
Funds | Restated for IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	FVTPL
Carrying amount	$ 7,045
Equity in Unquoted Companies | Adjustment to Opening Retained Earnings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Carrying amount	$ (1,786)
Equity in Unquoted Companies | IAS 39
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Available-for-sale
Carrying amount	$ 6,981
Equity in Unquoted Companies | Restated for IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	FVTPL
Carrying amount	$ 8,767
Equity in Quoted Companies | IAS 39
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Available-for-sale
Carrying amount	$ 281
Equity in Quoted Companies | Restated for IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	FVTPL
Carrying amount	$ 281
Trade receivables [member] | Adjustment to Opening Retained Earnings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Carrying amount	$ 792
Trade receivables [member] | IAS 39
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Loans and receivables
Carrying amount	$ 112,227
Trade receivables [member] | Restated for IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Amortized cost
Carrying amount	$ 111,435
Cash and Restricted Cash | Adjustment to Opening Retained Earnings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Carrying amount	$ 981
Cash and Restricted Cash | IAS 39
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Loans and receivables
Carrying amount	$ 564,018
Cash and Restricted Cash | Restated for IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Amortized cost
Carrying amount	$ 563,037
Long-term Debt | Adjustment to Opening Retained Earnings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Carrying amount	$ (43,894)
Long-term Debt | IAS 39
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Amortized cost
Carrying amount	$ (2,358,569)
Long-term Debt | Restated for IFRS 9
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Measurement Category	Amortized cost
Carrying amount	$ (2,314,675)